Transactions with related parties - Loan from related party (Details) - Dynagas Holding Ltd $ in Thousands	19 Months Ended
	Jun. 30, 2015 USD ($)	Dec. 31, 2014 USD ($)	Nov. 18, 2013 USD ($)
Debt Instruments
Revolving credit facility borrowing capacity			$ 30,000
Line of credit facility, duration	5
Revolving credit facility amount drawn down	$ 0	$ 0